INCOME TAX - Income Tax Components (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jul. 06, 2019	Jun. 30, 2018	Jul. 06, 2019	Jun. 30, 2018
Income Taxes [Abstract]
Current income tax recovery (expense)	$ 21	$ (25)	$ 47	$ (58)
Deferred income tax expense	(11)	(28)	(32)	(31)
Income tax expense	$ 10	$ (53)	$ 15	$ (89)